Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
www.usbank.com
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
N/A
Lehman Brothers Holding Inc.
Aurora Loan Services LLC
April 25, 2006
March 31, 2006
March 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
05/19/2006 4:56 pm
Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-May-06
Determination Date: 18-May-06 Begin End
Record Date - Physical Certificates 28-Apr-06 Accrual Periods: 4/25/2006 5/24/2006
Record Date - non Physical Certificates 24-May-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A1-A 5.03938% $216,999,000.00 $214,597,331.26 $4,565,519.74 $901,197.92 $5,466,717.66 $0.00 N/A $210,031,811.51
A1-B1 5.12938% $164,964,000.00 $164,964,000.00 $0.00 $705,135.87 $705,135.87 $0.00 N/A $164,964,000.00
A1-B2 5.20938% $18,737,000.00 $18,737,000.00 $0.00 $81,340.13 $81,340.13 $0.00 N/A $18,737,000.00
A1-C1 5.18938% $207,014,000.00 $207,014,000.00 $0.00 $895,228.59 $895,228.59 $0.00 N/A $207,014,000.00
A1-C2 5.27938% $23,001,000.00 $23,001,000.00 $0.00 $101,192.52 $101,192.52 $0.00 N/A $23,001,000.00
A1-D1 5.28938% $58,508,000.00 $58,508,000.00 $0.00 $257,892.54 $257,892.54 $0.00 N/A $58,508,000.00
A1-D2 5.35938% $6,500,000.00 $6,500,000.00 $0.00 $29,029.98 $29,029.98 $0.00 N/A $6,500,000.00
A2-A 5.17938% $240,000,000.00 $239,171,508.64 $1,574,943.96 $1,032,300.11 $2,607,244.07 $0.00 N/A $237,596,564.67
A2-B 5.22938% $75,644,000.00 $75,382,873.33 $496,396.09 $328,504.74 $824,900.83 $0.00 N/A $74,886,477.24
A2-C 5.26938% $28,194,000.00 $28,096,672.98 $185,016.54 $123,376.71 $308,393.25 $0.00 N/A $27,911,656.43
A3-A 5.20938% $200,000,000.00 $199,309,590.53 $1,312,453.30 $865,232.83 $2,177,686.13 $0.00 N/A $197,997,137.23
M1 5.37938% $48,018,000.00 $48,018,000.00 $0.00 $215,255.89 $215,255.89 $0.00 $0.00 $48,018,000.00
M2 5.39938% $20,579,000.00 $20,579,000.00 $0.00 $92,594.87 $92,594.87 $0.00 $0.00 $20,579,000.00
M3 5.42938% $10,289,000.00 $10,289,000.00 $0.00 $46,552.41 $46,552.41 $0.00 $0.00 $10,289,000.00
M4 5.61938% $6,859,000.00 $6,859,000.00 $0.00 $32,119.44 $32,119.44 $0.00 $0.00 $6,859,000.00
M5 5.67938% $10,289,000.00 $10,289,000.00 $0.00 $48,695.95 $48,695.95 $0.00 $0.00 $10,289,000.00
M6 5.77938% $6,859,000.00 $6,859,000.00 $0.00 $33,033.97 $33,033.97 $0.00 $0.00 $6,859,000.00
M7 6.70938% $8,917,000.00 $8,917,000.00 $0.00 $49,856.28 $49,856.28 $0.00 $0.00 $8,917,000.00
M8 6.70938% $6,859,000.00 $6,859,000.00 $0.00 $38,349.70 $38,349.70 $0.00 $0.00 $6,859,000.00
X 0.00000% $13,729,006.48 $14,719,991.51 $0.00 $1,112,364.20 $1,112,364.20 N/A N/A $15,777,529.00
P 0.00000% $0.00 $0.00 $0.00 $56,505.42 $56,505.42 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,358,230,000.00 $1,353,950,976.73 $8,134,329.64 $7,045,760.07 $15,180,089.71 $0.00 $0.00 $1,345,816,647.08
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1-A 525221KH9 $988.93235111 $21.03935845 $4.15300494 $0.00000000 $967.89299264 LIBOR 4.95938%
A1-B1 525221KK2 $1,000.00000000 $0.00000000 $4.27448334 $0.00000000 $1,000.00000000 Swap One Year MTA 4.14300%
A1-B2 525221KL0 $1,000.00000000 $0.00000000 $4.34115013 $0.00000000 $1,000.00000000
A1-C1 525221KM8 $1,000.00000000 $0.00000000 $4.32448332 $0.00000000 $1,000.00000000
A1-C2 525221KN6 $1,000.00000000 $0.00000000 $4.39948350 $0.00000000 $1,000.00000000
A1-D1 525221KP1 $1,000.00000000 $0.00000000 $4.40781671 $0.00000000 $1,000.00000000
A1-D2 525221KQ9 $1,000.00000000 $0.00000000 $4.46615077 $0.00000000 $1,000.00000000
A2-A 525221KR7 $996.54795265 $6.56226651 $4.30125046 $0.00000000 $989.98568613
A2-B 525221KS5 $996.54795265 $6.56226651 $4.34277325 $0.00000000 $989.98568611
A2-C 525221KT3 $996.54795265 $6.56226651 $4.37599170 $0.00000000 $989.98568596
A3-A 525221KU0 $996.54795265 $6.56226651 $4.32616415 $0.00000000 $989.98568615
M1 525221KV8 $1,000.00000000 $0.00000000 $4.48281665 $0.00000000 $1,000.00000000
M2 525221KW6 $1,000.00000000 $0.00000000 $4.49948345 $0.00000000 $1,000.00000000
M3 525221KX4 $1,000.00000000 $0.00000000 $4.52448343 $0.00000000 $1,000.00000000
M4 LXS64NM4 $1,000.00000000 $0.00000000 $4.68281674 $0.00000000 $1,000.00000000
M5 525221KZ9 $1,000.00000000 $0.00000000 $4.73281660 $0.00000000 $1,000.00000000
M6 525221LA3 $1,000.00000000 $0.00000000 $4.81614958 $0.00000000 $1,000.00000000
M7 525221LB1 $1,000.00000000 $0.00000000 $5.59114949 $0.00000000 $1,000.00000000
M8 525221LC9 $1,000.00000000 $0.00000000 $5.59115031 $0.00000000 $1,000.00000000
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-May-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1-A 5.03938% $901,197.92 $0.00 $0.00 $0.00 $0.00 NA $901,197.92 $0.00
A1-B1 5.12938% $705,135.87 $0.00 $0.00 $0.00 $0.00 NA $705,135.87 $0.00
A1-B2 5.20938% $81,340.13 $0.00 $0.00 $0.00 $0.00 NA $81,340.13 $0.00
A1-C1 5.18938% $895,228.59 $0.00 $0.00 $0.00 $0.00 NA $895,228.59 $0.00
A1-C2 5.27938% $101,192.52 $0.00 $0.00 $0.00 $0.00 NA $101,192.52 $0.00
A1-D1 5.28938% $257,892.54 $0.00 $0.00 $0.00 $0.00 NA $257,892.54 $0.00
A1-D2 5.35938% $29,029.98 $0.00 $0.00 $0.00 $0.00 NA $29,029.98 $0.00
A2-A 5.17938% $1,032,300.11 $0.00 $0.00 $0.00 $0.00 NA $1,032,300.11 $0.00
A2-B 5.22938% $328,504.74 $0.00 $0.00 $0.00 $0.00 NA $328,504.74 $0.00
A2-C 5.26938% $123,376.71 $0.00 $0.00 $0.00 $0.00 NA $123,376.71 $0.00
A3-A 5.20938% $865,232.83 $0.00 $0.00 $0.00 $0.00 $0.00 $865,232.83 $0.00
M1 5.37938% $215,255.89 $0.00 $0.00 $0.00 $0.00 $0.00 $215,255.89 $0.00
M2 5.39938% $92,594.87 $0.00 $0.00 $0.00 $0.00 $0.00 $92,594.87 $0.00
M3 5.42938% $46,552.41 $0.00 $0.00 $0.00 $0.00 $0.00 $46,552.41 $0.00
M4 5.61938% $32,119.44 $0.00 $0.00 $0.00 $0.00 $0.00 $32,119.44 $0.00
M5 5.67938% $48,695.95 $0.00 $0.00 $0.00 $0.00 $0.00 $48,695.95 $0.00
M6 5.77938% $33,033.97 $0.00 $0.00 $0.00 $0.00 $0.00 $33,033.97 $0.00
M7 6.70938% $49,856.28 $0.00 $0.00 $0.00 $0.00 $0.00 $49,856.28 $0.00
M8 6.70938% $38,349.70 $0.00 $0.00 $0.00 $0.00 N/A $38,349.70 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1-A 4,565,519.74 901,197.92 0.00 0.00 4,565,519.74 901,197.92
A1-B1 0.00 705,135.87 0.00 0.00 0.00 705,135.87
A1-B2 0.00 81,340.13 0.00 0.00 0.00 81,340.13
A1-C1 0.00 895,228.59 0.00 0.00 0.00 895,228.59
A1-C2 0.00 101,192.52 0.00 0.00 0.00 101,192.52
A1-D1 0.00 257,892.54 0.00 0.00 0.00 257,892.54
A1-D2 0.00 29,029.98 0.00 0.00 0.00 29,029.98
A2-A 1,574,943.96 1,032,300.11 0.00 0.00 1,574,943.96 1,032,300.11
A2-B 496,396.09 328,504.74 0.00 0.00 496,396.09 328,504.74
A2-C 185,016.54 123,376.71 0.00 0.00 185,016.54 123,376.71
A3-A 1,312,453.30 865,232.83 0.00 0.00 1,312,453.30 865,232.83
M1 0.00 215,255.89 0.00 0.00 0.00 215,255.89
M2 0.00 92,594.87 0.00 0.00 0.00 92,594.87
M3 0.00 46,552.41 0.00 0.00 0.00 46,552.41
M4 0.00 32,119.44 0.00 0.00 0.00 32,119.44
M5 0.00 48,695.95 0.00 0.00 0.00 48,695.95
M6 0.00 33,033.97 0.00 0.00 0.00 33,033.97
M7 0.00 49,856.28 0.00 0.00 0.00 49,856.28
M8 0.00 38,349.70 0.00 0.00 0.00 38,349.70
X 0.00 1,112,364.20 0.00 0.00 0.00 1,112,364.20
P 0.00 56,505.42 0.00 0.00 0.00 56,505.42
R 0.00 0.00 0.00 0.00 0.00 0.00
C 0.00 0.00 0.00 0.00 0.00 0.00
TOTAL 8,134,329.64 7,045,760.07 0.00 0.00 8,134,329.64 7,045,760.07
Cumulative X Distributions 1,112,364.20
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-May-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 0.00 Amount of Advances required to be made by servicer N/A
Withdrawal: Basis Risk Shortfalls 0.00 Amount of Advances actually made by servicer 3,539,244.48
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall N/A
Ending Balance 0.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 200.77 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 14,939,843.04
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 200.77 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 240,246.67
Begininning Balance 1,000.00 15,180,089.71
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 240,246.67 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 872,117.53 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 1,112,364.20 Total interest distributed 7,045,760.07
Ending Balance 1,000.00 Total principal distributed 8,134,329.64
Net Deposits to Basis Risk account 0.00
15,180,089.71
(A) - (B): 0.00
ACCOUNT ACTIVITY

Wing Pui Luie
Bond Analytic
617-603-6439
wing.luie@usbank.com
Distribution Date:
25-May-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-4N
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 395,948.95 Senior Enhancement Percentage 9.797%
B) Ending Collateral Balance 1,361,594,176.09 Senior Enhancement Percentage for purposes of Stepdown 9.277%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.015% The later of:
E) Cumulative Realized Losses 0.00 (x) April 2009 NO
F) Original Collateral Balance 1,371,959,006.48 (y) Distribution when Senior Enhancement % is NO
G) Cumulative Loss % ( E/F) 0.000% if prior 4/25/2012, >= 24.5%
H) Applicable Cumulative Loss Limit % 100.000% on or after 1/25/2012, >= 19.60%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,929,655.02
1) as additional principal to certificates 1,057,537.49
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization Amount 15,777,529.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 15,777,529.00 5) Remaining Amounts to X 872,117.53
Ending Overcollateralization deficiency amount 1,057,537.49 (B): 1,929,655.02
Overcollateralization release amount 0.00
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,368,670,968.24
10,655,082.98
0.00
0.00
1,361,594,176.09
16,367.35
10,300,497.87
338,217.76
0.00
0.00
10,655,082.98
8,25 4,182.69
447,637.22
3,578,290.83
0.00
0.00
0.00
0.00
4,22 8,254.64
56,505.42
0.00
14,939,
843.04
0.00
447,637.22
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,990
3,961
0.9965040000
7.23672%
6.86172%
10.65056%
0.00
0.00
0.00
0.00
1,966,473.00
6
0
0.00
GROUP:
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,368,670,968.24
10,655,082.98
0.00
0.00
1,361,594,176.09
16,367.35
10,300,497.87
338,217.76
0.00
0.00
10,655,082.98
8,25 4 , 182.69
447,637.22
3,578,290.83
0.00
0.00
0.00
0.00
4,227,974.50
56,505.42
0.00
14,939,
843.04
0.00
447,637.22
0.00
0.00
0.00
0.00
0.00
SERVICER:
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,990
3,961
0.9965040000
7.23672%
6.86172%
10.65056%
0.00
0.00
0.00
0.00
1,966,473.00
6
0
0.00
SERVICER:
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance
%
0K to 99.99K
110 8,772,772.40 0.64%
100K to 199.99K
862 133,085,310.23 9.77%
200K to 299.99K
963 237,934,082.97 17.47%
300K to 399.99K
771 267,068,023.81 19.61%
400K to 499.99K
559 247,980,220.81 18.21%
500K to 599.99K
342 184,826,936.74 13.57%
600K to 699.99K
179 114,668,981.53 8.42%
700K to 799.99K
60 44,726,657.42 3.28%
800K to 899.99K
40 33,914,688.26 2.49%
900K to 999.99K
29 27,776,761.26 2.04%
1000K to 1099.99K
11 11,290,205.49 0.83%
1100K to 1199.99K
6 6,855,627.98 0.50%
1200K to 1299.99K
10 12,355,339.14 0.91%
1300K to 1399.99K
4 5,259,169.63 0.39%
1400K to 1499.99K
6 8,609,023.55 0.63%
1500K to 1599.99K
1 1,500,719.84 0.11%
1700K to 1799.99K
3 5,329,649.83 0.39%
1800K to 1899.99K
2 3,679,549.19 0.27%
1900K to 1999.99K
1 1,937,857.98 0.14%
2000K to 2099.99K
2 4,022,598.03 0.30%
Total
3,961
1,361,594,176.09
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1700K to 1799.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K
Balance
Count
Balance ($)
%
1.00% - 1.49%
1 512,378.69 0.04%
1.50% - 1.99%
5 1,334,320.82 0.10%
2.00% - 2.49%
10 4,439,681.90 0.33%
2.50% - 2.99%
5 1,295,581.99 0.10%
3.00% - 3.49%
4 918,064.20 0.07%
6.00% - 6.49%
24 11,172,637.06 0.82%
6.50% - 6.99%
486 181,812,856.38 13.35%
7.00% - 7.49%
3,004 1,020,357,753.73 74.94%
7.50% - 7.99%
331 114,739,290.97 8.43%
8.00% - 8.49%
55 14,852,884.63 1.09%
8.50% - 8.99%
34 9,523,417.61 0.70%
9.00% - 9.49%
1 240,772.93 0.02%
35.00% - 35.49%
1 394,535.18 0.03%
Total
3,961
1,361,594,176.09
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.24%
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
326 128,917,988.07 9.47%
3.00% - 3.99%
3,538 1,206,289,036.70 88.59%
4.00% - 4.99%
96 26,146,378.39 1.92%
5.00% - 5.99%
1 240,772.93 0.02%
Total
3,961
1,361,594,176.09
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.37%
Count
Balance ($)
%
2.00% - 2.99%
326 128,917,988.07 9.47%
3.00% - 3.99%
3,538 1,206,289,036.70 88.59%
4.00% - 4.99%
96 26,146,378.39 1.92%
5.00% - 5.99%
1 240,772.93 0.02%
Total
3,961
1,361,594,176.09
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.37%
Count
Balance ($)
%
9.00% - 9.99%
1,786 646,466,519.42 47.48%
10.00% - 10.99%
7 2,331,931.01 0.17%
11.00% - 11.99%
17 5,565,221.55 0.41%
12.00% - 12.99%
2,148 706,256,992.99 51.87%
13.00% - 13.99%
2 496,266.16 0.04%
14.00% - 14.99%
1 477,244.96 0.04%
Total
3,961
1,361,594,176.09
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.02%
Count
Balance ($)
%
1
3,961 1,361,594,176.09 100.00%
Total
3,961
1,361,594,176.09
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
3,961 1,361,594,176.09 100.00%
Total
3,961
1,361,594,176.09
100.00%
Frequency of Payment Adjustments
Months
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
1 Year MTA
3,961 1,361,594,176.09 100.00%
Total
3,961
1,361,594,176.09
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
190 62,367,093.25 4.58%
3 Units
80 33,037,474.67 2.43%
4 Units
87 33,597,154.88 2.47%
Condominium
520 136,714,046.81 10.04%
Cooperative
4 1,911,127.46 0.14%
Planned Unit Development
808 290,895,773.73 21.36%
Single Family
2,272 803,071,505.29 58.98%
Total
3,961
1,361,594,176.09
100.00%
Property Type
Type
Count
Balance ($)
%
2005
108 43,267,062.53 3.18%
2006
3,853 1,318,327,113.56 96.82%
Total
3,961
1,361,594,176.09
100.00%
Year of First Payment Date
Year
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
5.00% - 9.99%
1 302,406.07 0.02%
15.00% - 19.99%
2 629,357.56 0.05%
20.00% - 24.99%
3 376,231.34 0.03%
25.00% - 29.99%
5 1,097,865.98 0.08%
30.00% - 34.99%
5 1,108,660.63 0.08%
35.00% - 39.99%
6 2,170,652.54 0.16%
40.00% - 44.99%
18 4,313,250.00 0.32%
45.00% - 49.99%
18 6,264,629.28 0.46%
50.00% - 54.99%
44 16,538,099.50 1.21%
55.00% - 59.99%
39 13,831,254.98 1.02%
60.00% - 64.99%
103 35,932,412.80 2.64%
65.00% - 69.99%
142 56,626,694.56 4.16%
70.00% - 74.99%
348 132,301,498.20 9.72%
75.00% - 79.99%
852 300,000,536.26 22.03%
80.00% - 84.99%
2,072 707,197,175.96 51.94%
85.00% - 89.99%
64 16,514,981.20 1.21%
90.00% - 94.99%
161 45,442,414.34 3.34%
95.00% - 99.99%
78 20,946,054.89 1.54%
Total
3,961 1,361,594,176.09 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
337 - 360
2,941 964,749,270.40 70.85%
457 - 480
1,020 396,844,905.69 29.15%
Total
3,961
1,361,594,176.09
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 392
Count
Balance ($)
%
337 - 360
2,941 964,749,270.40 70.85%
457 - 480
1,020 396,844,905.69 29.15%
Total
3,961
1,361,594,176.09
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 392
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
337 - 360
2,941 964,749,270.40 70.85%
457 - 480
1,020 396,844,905.69 29.15%
Total
3,961
1,361,594,176.09
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 395
Count
Balance ($)
%
337 - 360
2,941 964,749,270.40 70.85%
457 - 480
1,020 396,844,905.69 29.15%
Total
3,961
1,361,594,176.09
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 395
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
ALABAMA
2 220,642.12 0.02%
ALASKA
2 467,415.68 0.03%
ARIZONA
180 48,829,803.67 3.59%
CALIFORNIA
1,596 696,919,573.04 51.18%
COLORADO
87 21,574,598.41 1.58%
CONNECTICUT
21 6,119,068.53 0.45%
DELAWARE
5 1,261,379.86 0.09%
DISTRICT OF COLUMBIA
15 5,653,903.88 0.42%
FLORIDA
553 147,216,988.55 10.81%
GEORGIA
58 10,804,189.79 0.79%
HAWAII
6 2,447,063.68 0.18%
IDAHO
28 5,599,266.98 0.41%
ILLINOIS
42 10,545,481.17 0.77%
INDIANA
15 2,844,920.36 0.21%
IOWA
2 294,704.42 0.02%
KANSAS
2 347,871.11 0.03%
KENTUCKY
1 523,093.92 0.04%
LOUISIANA
1 171,800.75 0.01%
MARYLAND
102 33,793,028.53 2.48%
MASSACHUSETTS
43 14,656,243.22 1.08%
MICHIGAN
77 17,593,786.07 1.29%
MINNESOTA
77 16,950,297.53 1.24%
MISSOURI
18 4,056,061.52 0.30%
NEVADA
228 72,464,178.98 5.32%
NEW HAMPSHIRE
2 676,228.65 0.05%
NEW JERSEY
95 32,129,680.90 2.36%
NEW MEXICO
10 1,873,728.13 0.14%
NEW YORK
122 52,654,040.61 3.87%
NORTH CAROLINA
22 5,733,426.50 0.42%
NORTH DAKOTA
6 910,167.70 0.07%
OHIO
39 8,381,035.41 0.62%
OKLAHOMA
2 629,184.91 0.05%
OREGON
69 16,088,283.22 1.18%
PENNSYLVANIA
36 7,731,699.26 0.57%
RHODE ISLAND
4 872,656.66 0.06%
SOUTH CAROLINA
4 2,799,399.05 0.21%
TENNESSEE
9 1,898,481.15 0.14%
TEXAS
58 11,879,273.64 0.87%
UTAH
59 11,822,335.55 0.87%
VIRGINIA
123 45,351,459.93 3.33%
WASHINGTON
128 36,218,963.30 2.66%
WISCONSIN
9 2,018,638.52 0.15%
WYOMING
3 570,131.23 0.04%
Total
3,961
1,361,594,176.09
100.00%
Geographic Distribution by State
State
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEVADA
NEW YORK
ARIZONA
VIRGINIA
WASHINGTON
MARYLAND
NEW JERSEY
COLORADO
MICHIGAN
MINNESOTA
OREGON
MASSACHUSETTS
TEXAS
UTAH
GEORGIA
ILLINOIS
OHIO
PENNSYLVANIA
CONNECTICUT
NORTH CAROLINA
DISTRICT OF
COLUMBIA
IDAHO
MISSOURI
INDIANA
SOUTH CAROLINA
HAWAII
WISCONSIN
TENNESSEE
NEW MEXICO
DELAWARE
NORTH DAKOTA
RHODE ISLAND
NEW HAMPSHIRE
OKLAHOMA
WYOMING
KENTUCKY
ALASKA
KANSAS
IOWA
ALABAMA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,954
1,359,276,975.38
99.83%
1,356,348,695.35
6
1,921,251.76
0.14%
1,911,006.28
1
395,948.95
0.03%
394,250.00
0
0.00
0.00%
0.00
3,961
1,361,594,176.09
1,358,653,951.63
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,954
1,359,276,975.38
99.83%
1,356,348,695.35
6
1,921,251.76
0.14%
1,911,006.28
1
395,948.95
0.03%
394,250.00
0
0.00
0.00%
0.00
3,961
1,361,594,176.09
100.00%
1,358,653,951.63
Current
30 - 59
days
60 - 89
days
Current 99.8%
30 - 59 days 0.1%
60 - 89 days 0.0%
120 + days 0.0%
Total: 100.0%
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
6 1,921,251.76 82.91% 1 395,948.95 17.09% 0 0.00 0.00%
7
2,317,200.71
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
6
1,921,251.76
82.91%
1
395,948.95
17.09%
0
0.00
0.00%
7
2,317,200.71
100.00%
82.91
17.09
0.00
120 + days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
April 2006
May 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
2 854,738.90 6 1,921,251.76
60 - 89 days
0 0.00 1 395,948.95
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
5/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
06
Balance ($)
60 - 89 days
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
8.94%
10,638,715.63
8.94%
10,638,715.63
Life CPR
Percentage
Amount ($)
7.02% 7.02%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2006 5/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2006 5/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/1/2006 5/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
4/1/2006 5/1/2006
Group 1
Total
Amount ($)
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
29 10,278,975.00 10,300,497.87 0.00 1,368,670,968.24
0.75%
99.25%
1
Prepayment 0.75%
Liquidation 0.00%
Beginning Balance 99.25%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
118560879 1,210,000.00 1,205,506.42 1,208,718.19 0.00 0.00 0.00 Voluntary PIF 04/13/2006 0.00 7.500%
0.000%
119178861 265,500.00 266,855.05 267,506.66 0.00 0.00 0.00 Voluntary PIF 04/17/2006 0.00 8.375%
0.000%
119179398 277,200.00 277,958.63 278,663.33 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 8.500%
0.000%
119179778 256,500.00 257,290.13 257,924.71 0.00 0.00 0.00 Voluntary PIF 04/26/2006 0.00 8.500%
0.000%
119340602 268,000.00 269,327.26 270,233.80 0.00 0.00 0.00 Voluntary PIF 04/12/2006 0.00 7.500%
0.000%
119340792 203,000.00 203,097.43 203,666.20 0.00 0.00 0.00 Voluntary PIF 04/10/2006 0.00 7.500%
0.000%
119340826 440,000.00 440,211.15 441,443.94 0.00 0.00 0.00 Voluntary PIF 04/26/2006 0.00 7.500%
0.000%
119341741 285,000.00 285,686.07 286,345.52 0.00 0.00 0.00 Voluntary PIF 04/03/2006 0.00 7.500%
0.000%
119341972 201,000.00 201,407.97 201,819.35 0.00 0.00 0.00 Voluntary PIF 04/19/2006 0.00 7.500%
0.000%
119342368 185,400.00 185,166.32 185,491.08 0.00 0.00 0.00 Voluntary PIF 04/12/2006 0.00 7.500%
0.000%
119343010 88,125.00 88,133.74 88,303.86 0.00 0.00 0.00 Voluntary PIF 04/27/2006 0.00 7.375%
0.000%
119345270 248,000.00 248,606.77 249,226.97 0.00 0.00 0.00 Voluntary PIF 04/03/2006 0.00 7.125%
0.000%
119346377 240,000.00 240,687.38 241,338.31 0.00 0.00 0.00 Voluntary PIF 04/06/2006 0.00 7.375%
0.000%
119348332 87,100.00 87,089.09 87,283.84 0.00 0.00 0.00 Voluntary PIF 04/06/2006 0.00 8.500%
0.000%
119424851 607,100.00 610,461.89 612,006.65 0.00 0.00 0.00 Voluntary PIF 04/18/2006 0.00 6.875%
0.000%
119426161 445,500.00 446,264.56 447,128.98 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 7.375%
0.000%
119431823 210,000.00 210,128.53 210,613.16 0.00 0.00 0.00 Voluntary PIF 04/13/2006 0.00 6.625%
0.000%
119432292 510,600.00 512,948.87 514,649.98 0.00 0.00 0.00 Voluntary PIF 04/06/2006 0.00 7.000%
0.000%
119498269 236,250.00 236,321.74 236,900.90 0.00 0.00 0.00 Voluntary PIF 04/14/2006 0.00 7.375%
0.000%
119500056 280,000.00 280,085.02 280,771.44 0.00 0.00 0.00 Voluntary PIF 04/24/2006 0.00 7.375%
0.000%
119503019 351,200.00 351,274.20 352,045.40 0.00 0.00 0.00 Voluntary PIF 04/03/2006 0.00 7.375%
0.000%
119504397 128,000.00 128,194.82 128,560.56 0.00 0.00 0.00 Voluntary PIF 04/12/2006 0.00 7.375%
0.000%
119506020 700,000.00 699,756.26 702,286.85 0.00 0.00 0.00 Voluntary PIF 04/18/2006 0.00 7.375%
0.000%
119691236 937,500.00 926,163.99 928,551.23 0.00 0.00 0.00 Voluntary PIF 04/11/2006 0.00 7.000%
0.000%
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
119691376 550,000.00 547,481.02 548,962.67 0.00 0.00 0.00 Voluntary PIF 04/13/2006 0.00 7.125%
0.000%
119693950 360,000.00 360,135.33 361,106.22 0.00 0.00 0.00 Voluntary PIF 04/04/2006 0.00 7.375%
0.000%
119697399 152,000.00 151,635.84 151,999.89 0.00 0.00 0.00 Voluntary PIF 04/18/2006 0.00 6.750%
0.000%
119701761 348,000.00 348,058.48 348,924.06 0.00 0.00 0.00 Voluntary PIF 04/20/2006 0.00 7.125%
0.000%
119702314 208,000.00 207,504.31 208,024.12 0.00 0.00 0.00 Voluntary PIF 04/21/2006 0.00 6.875%
0.000%
Total:
29
10,278,975.00
10,273,438.27
0.00
10,300,497.87
0.00
0.00
0.00
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
05/19/2006 4:56 pm

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-4N
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
05/19/2006 4:56 pm